VARIABLE-INTEREST ENTITIES	12 Months Ended
Dec. 31, 2013
VARIABLE-INTEREST ENTITIES

NOTE 3. VARIABLE-INTEREST ENTITIES

Shanghai JIDI

In order to comply with foreign ownership restrictions and to hold the necessary licenses required, through June 2012 we had operated our Asian online game and service business in the People’s Republic of China (“PRC”) through our VIE, Shanghai JIDI. We had no ownership interest in Shanghai JIDI and relied on a series of contractual arrangements that were intended to give us effective control over Shanghai JIDI. Those contractual arrangements were duly executed and the share pledge agreements were registered with local government authority in compliance with PRC legal requirements. Therefore, we effectively controlled Shanghai JIDI, and were the primary beneficiary of Shanghai JIDI. Shanghai JIDI held an Internet Content Provider (“ICP”) license, an Internet cultural operation license and an Internet publishing license. The financial results of Shanghai JIDI had been included in our consolidated financial statements since January 2011. In June 2012, our board of directors approved a plan to dispose of Shanghai JIDI. As a result, Shanghai JIDI’s operations had been accounted for as discontinued operations. (See Note 5, “Divestitures”, for additional information.) In May 2013, we were notified by the competent authority that Shanghai JIDI had completed the dissolution procedures and was duly deregistered.

For the years ended December 31, 2011 and 2012, and the period from January to May 2013, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012	2013
Total revenues	$29	$100	$—

Net loss	$(2,110)	$(888)	$—